Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Related Party and Party-in-Interest Transactions	Related Party Transactions and Parties in Interest Transactions
Certain Plan investments are shares of common/commingled trusts managed by an affiliate of the Trustee. Transactions involving these investments, the YUM! Stock Fund and fees paid to the Trustee qualify as exempt party-in-interest transactions. Such fees paid by the Plan were not material to either of the years ended December 31, 2025 and 2024, respectively.